Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method

	2024	2023	2022
Earnings per common share
Net income available to common shareholders	$113.3	$2,132.5	$52.6
Weighted average common shares outstanding	115,218,380	114,313,971	194,290,180
Earnings per common share	$0.98	$18.65	$0.27

Earnings per diluted common share
Net income available to common shareholders	$113.3	$2,132.5	$52.6
Weighted average common shares outstanding	115,218,380	114,313,971	194,290,180
Share-based compensation plans	408,801	10,712	5,033,674
Weighted average diluted common shares outstanding	115,627,181	114,324,683	199,323,854
Earnings per diluted common share	$0.98	$18.65	$0.26